Life Insurance Operations (Life Insurance Premiums and Related Investment Income) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended				9 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2019		Dec. 31, 2018
Net Investment Income [Line Items]
Total revenue	¥ 289,145		¥ 325,457		¥ 866,201		¥ 1,052,813
Life insurance premiums
Net Investment Income [Line Items]
Total revenue	87,421		79,623		254,683		233,134
Life insurance related investment income(loss)
Net Investment Income [Line Items]
Total revenue	20,767	[1]	(32,207)	[1]	35,973	[2]	(5,114)	[2]
Life Insurance Premiums And Related Investment Income
Net Investment Income [Line Items]
Total revenue	¥ 108,188		¥ 47,416		¥ 290,656		¥ 228,020

[1]	Life insurance related investment income for the three months ended December 31, 2018 and 2019 include a net unrealized holding loss of ¥43,010 million and a net unrealized holding gain of ¥0 million on equity securities held as of December 31, 2018 and 2019, respectively.
[2]	Life insurance related investment income for the nine months ended December 31, 2018 and 2019 include a net unrealized holding loss of ¥23,189 million and a net unrealized holding gain of ¥0 million on equity securities held as of December 31, 2018 and 2019, respectively.